SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you Franklin Templeton Money Fund's semiannual report for the period ended December 31, 2000.

Decelerating economic growth and relatively stable short-term interest rates characterized the six months under review. The Federal Reserve Board's (the Fed's) series of six interest rate hikes -- starting in June 1999 and bringing the federal funds target rate to 6.50% by May 2000 -- finally caused economic growth to moderate after a sustained period of exceptionally strong gains. Higher energy prices, cooling stock and real estate markets, and downward trends in corporate earnings and consumer confidence combined to slow demand


CONTENTS

Shareholder Letter .........................................................   1

Performance Summary ........................................................   3

Financial Highlights & Statement of Investments ............................   4

Financial Statements .......................................................   7

Notes to Financial Statements ..............................................  10



1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 6.


                               [PYRAMID GRAPHIC]
through the end of the year. Consequently, economic growth waned to a more sustainable pace as gross domestic product (GDP) fell to a 2.2% annualized rate during third quarter 2000. Without a booming economic engine, unemployment began to edge up late in the reporting period after hovering near a 30-year low of 3.9% throughout much of the year.(2) By December, Fed policy makers abruptly altered their aggressive stance, signaling for the first time in two years that recession, rather than inflation, posed the greatest risk to the decade-long U.S. economic expansion.

As the Fed refrained from any interest-rate moves, and cautious investors turned to fixed-income securities in response to stock market turmoil, bond prices rose and yields fell during the six months under review. Reflecting the relatively stable interest-rate environment, the Fund's Class B shares' seven-day effective yield began the reporting period at 5.51% on June 30, 2000, and ended at 5.48% on December 31, 2000. The Fund's Class C shares' seven-day effective yield rose from 5.63% to 5.77% over the same period.

We continued to invest the portfolio's assets exclusively in the highest-quality money market securities. For example, on December 31, 2000, more than 75% of the securities purchased for the portfolio carried a long-term credit rating of AA or higher according to Standard & Poor's(R) and Moody's(R), with the balance of the portfolio rated A.(3) Consistent with the Fund's objective of providing shareholders with a high-quality, conservative investment vehicle, we do not invest the portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.



2.  Source: Bureau of Labor Statistics.
3. Standard & Poor's and Moody's are independent credit rating agencies whose ratings do not indicate ratings of the Fund.

Going forward, we believe the Fed, having achieved its desired goal of moderating the previously red-hot U.S. economy, may cut the federal funds target rate in 2001 to combat the possibility of further GDP deterioration or, worse, the specter of recession. We will continue to monitor political and economic events closely and make adjustments to your portfolio as necessary.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Money Fund Trust



PERFORMANCE SUMMARY
12/31/00

CLASS B
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 5.48%

Seven-day annualized yield                                                 5.33%

CLASS C
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 5.77%

Seven-day annualized yield                                                 5.60%


*The seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/00. The Fund's average weighted maturity was 74 days. Yield reflects fluctuations in interest rates on portfolio investments, and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the portfolio's annualized and effective yields for the period would have been 5.00% and 5.14% for Class B shares and 5.27% and 5.43% for Class C shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance does not guarantee future results.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Financial Highlights

                                                                                                 CLASS B
                                                                     ---------------------------------------------------------------
                                                                           SIX MONTHS ENDED            YEAR ENDED JUNE 30,
                                                                           DECEMBER 31, 2000   -------------------------------------
                                                                              (UNAUDITED)         2000                    1999(c)
                                                                     ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................    $     1.00                $     1.00              $     1.00
                                                                     ---------------------------------------------------------------
Income from investment operations - net investment income .......          .027                      .045                    .019
Less distributions from net investment income ...................         (.027)                    (.045)                  (.019)
                                                                     ---------------------------------------------------------------
Net asset value, end of period ..................................    $     1.00                $     1.00              $     1.00
                                                                     ===============================================================

Total return(a) .................................................         2.75%                     4.64%                   1.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................    $    7,687                $    5,439              $      762
Ratios to average net assets:
 Expenses(b) ....................................................         1.23%(d)                  1.25%                   1.26%(d)
 Expenses excluding waiver and payments by affiliate(b) .........         1.58%(d)                  1.52%                   1.46%(d)
 Net investment income ..........................................         5.52%(d)                  4.54%                   3.73%(d)

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c) For the period January 1, 1999 (effective date) to June 30, 1999.
(d) Annualized

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Financial Highlights (Continued)

                                                                                        CLASS C
                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                          YEAR ENDED JUNE 30,
                                                  DECEMBER 31, 2000   --------------------------------------------------------------
                                                     (UNAUDITED)        2000          1999          1998         1997         1996
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $  1.00         $  1.00       $  1.00       $  1.00       $ 1.00       $ 1.00
                                                      -  ----         -  ----       -  ----       -  ----       - ----       - ----
Income from investment operations -
 net investment income ........................          .028            .046          .040          .043         .042         .039
Less distributions from net investment income..         (.028)          (.046)        (.040)        (.043)       (.042)       (.039)
                                                        ------          ------        ------        ------       ------       ------
Net asset value, end of period ................       $  1.00         $  1.00       $  1.00       $  1.00       $ 1.00       $ 1.00
                                                      =  ====         =  ====       =  ====       =  ====       = ====       = ====
Total return(a) ...............................         2.85%           4.75%         4.08%         4.43%        4.29%        3.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............       $62,632         $82,406       $77,667       $38,538       $9,724       $4,510
Ratios to average net assets:
 Expenses(b) ..................................         1.09%(c)        1.13%         1.22%         1.25%        1.25%        1.40%
 Expenses excluding waiver and payments
 by affiliate(b) ..............................         1.42%(c)        1.40%         1.42%         1.45%        1.59%        2.67%
 Net investment income ........................         5.76%(c)        4.66%         4.00%         4.39%        4.26%        4.00%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c) Annualized


                       See notes to financial statements.                      5

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)




                                                                                                    SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 93.6%
The Money Market Portfolio (Note 1) (COST $65,833,171) 93.6% .........................             65,833,171            $65,833,171
OTHER ASSETS, LESS LIABILITIES 6.4% ..................................................                                     4,486,556
                                                                                                                           ---------
NET ASSETS 100.0% ....................................................................                                   $70,319,727
                                                                                                                         -----------



6                      See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)

Assets:
   Investments in securities, at value and cost ..............       $65,833,171
 Receivable from capital shares sold .........................         6,139,989
                                                                     -----------
     Total assets ............................................        71,973,160
                                                                     -----------
Liabilities:
 Payables:
  Capital shares redeemed ....................................           537,368
  Affiliates .................................................            80,836
  Shareholders ...............................................           993,594
 Other liabilities ...........................................            41,635
                                                                     -----------
    Total liabilities ........................................         1,653,433
                                                                     -----------
     Net assets, at value ....................................       $70,319,727
                                                                     ===========
CLASS B:
 Net assets, at value ........................................       $ 7,687,454
                                                                     ===========
 Shares outstanding ..........................................         7,687,454
                                                                     ===========
 Net asset value per share ...................................       $      1.00
                                                                     ===========
CLASS C:
 Net assets, at value ........................................       $62,632,273
                                                                     ===========
 Shares outstanding ..........................................        62,632,273
                                                                     ===========
 Net asset value per share ...................................       $      1.00
                                                                     ===========


                       See notes to financial statements.                      7

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)


Investment income:
 Dividends ....................................................     $ 2,716,227
Expenses:
 Administrative fees (Note 3) .................................         184,656
 Distribution fees (Note 3)
  Class B .....................................................          21,376
  Class C .....................................................         181,528
 Transfer agent fees (Note 3) .................................          69,977
 Reports to shareholders ......................................           8,615
 Registration and filing fees .................................          46,274
 Professional fees (Note 3) ...................................           3,838
 Other ........................................................           2,007
                                                                    -----------
       Total expenses .........................................         518,271
       Expenses waived/paid by affiliate (Note 3) .............        (129,648)
                                                                    -----------
        Net expenses ..........................................         388,623
                                                                    -----------
         Net investment income ................................       2,327,604
                                                                    -----------
Net increase in net assets resulting from operations ..........     $ 2,327,604
                                                                    ===========


8                      See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 2000


                                                                                                 SIX MONTHS              YEAR
                                                                                                    ENDED                ENDED
                                                                                              DECEMBER 31, 2000      JUNE 30, 2000
                                                                                              ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................          $  2,327,604         $  4,965,992
 Distributions to shareholders from net investment income:
  Class B ............................................................................              (185,410)            (198,931)
  Class C ............................................................................            (2,142,194)          (4,767,061)
                                                                                              ------------------------------------
 Total distributions to shareholders .................................................            (2,327,604)          (4,965,992)
 Capital share transactions: (Note 2)
  Class B ............................................................................             2,248,373            4,677,217
  Class C ............................................................................           (19,773,713)           4,739,312
                                                                                              ------------------------------------
 Total capital share transactions ....................................................           (17,525,340)           9,416,529
  Net increase (decrease) in net assets ..............................................           (17,525,340)           9,416,529
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of period .................................................................            87,845,067           78,428,538
 End of period .......................................................................          $ 70,319,727         $ 87,845,067
                                                                                              ====================================



                       See notes to financial statements.                      9

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund). The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2000, the Fund owns 1.82% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class B and Class C. Each class of shares differs by its voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

At December 31, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                          SIX MONTHS ENDED              YEAR ENDED
                                                                                          DECEMBER 31, 2000           JUNE 30, 2000
                                                                                        --------------------------------------------
CLASS B SHARES:
Shares sold ................................................................            $     8,995,440             $    14,494,527
Shares issued in reinvestment of distributions .............................                    182,374                     198,089
Shares redeemed ............................................................                 (6,929,441)                (10,015,399)
                                                                                        --------------------------------------------
Net increase ...............................................................            $     2,248,373             $     4,677,217
                                                                                        ============================================
CLASS C SHARES:
Shares sold ................................................................            $   518,149,796             $ 1,299,601,244
Shares issued in reinvestment of distributions .............................                  2,131,950                   4,777,341
Shares redeemed ............................................................               (540,055,459)             (1,299,639,273)
                                                                                        --------------------------------------------
Net increase (decrease) ....................................................            $   (19,773,713)            $     4,739,312
                                                                                        ============================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

  ANNUALIZED
  FEE RATE                   DAILY NET ASSETS
--------------------------------------------------------------------------------
    .455%                    First $100 million
    .330%                    Over $100 million, up to and including $250 million
    .280%                    Over $250 million

Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .65% per year of its average daily net assets for costs incurred in marketing the Fund's Class B and Class C shares.

Distributors received contingent deferred sales charges for the year of $277,247.

The Fund paid transfer agent fees of $69,977, of which $58,948 was paid to Investor Services.

Included in professional fees are legal fees of $685 that were paid to a law firm in which a partner of that firm was an officer of the Fund.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                  SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 2000 -----------------------------------------------------------------
                                                     (UNAUDITED)       2000         1999         1998         1997            1996
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........        $1.00           $1.00        $1.00        $1.00        $1.00           $1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations -
 net investment income  .......................         .033            .056         .051         .055         .053           .055
Less distributions from net investment income..        (.033)          (.056)       (.051)       (.055)       (.053)          (.055)
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period ................        $1.00           $1.00        $1.00        $1.00        $1.00           $1.00
                                                 -----------------------------------------------------------------------------------
Total return(a) ...............................         3.34%           5.75%        5.18%        5.64%        5.47%           5.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............   $3,613,886       $4,144,043  $3,672,404   $2,043,629   $1,773,546      $1,550,085
Ratios to average net assets:
 Expenses .....................................          .15%(b)         .15%         .15%         .15%         .15%            .15%
 Expenses excluding waiver and payments by
   affiliate ..................................          .16%(b)         .16%         .15%         .16%         .16%            .16%
 Net investment income ........................         6.56%(b)        5.65%        5.04%        5.50%        5.34%           5.50%


(a) Total return is not annualized for periods less than one year.

(b) Annualized



12                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)



                                                                                                     PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                            AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 4.1%
   Bank of America NT & SA, 6.46% - 6.81%, 1/30/01 - 5/31/01 .................................     $  150,000,000     $  150,000,000
                                                                                                                      --------------
   TOTAL BANK NOTES (COST $150,000,000) ......................................................                           150,000,000
                                                                                                                      --------------
   CERTIFICATES OF DEPOSIT 42.4%
   ABN AMRO Bank NV, Chicago Branch, 6.36%, 12/06/01 .........................................        100,000,000        100,004,423
   Australia & New Zealand Banking Group Ltd., New York Branch,
   6.65% - 6.66%, 1/17/01 - 1/18/01 ..........................................................         50,000,000         50,000,112
   Banque Nationale De Paris, New York Branch, 6.62%, 2/14/01 - 2/16/01 ......................         75,000,000         75,000,000
   Bayerische Landesbank Girozen, New York Branch, 6.46% - 6.70%, 1/24/01 - 3/14/01 ..........        100,000,000        100,001,288
   Commerzbank AG, New York Branch, 6.245% - 6.46%, 3/08/01 - 6/21/01 ........................        150,000,000        150,006,513
   Credit Agricole, New York Branch, 6.47% - 7.10%, 3/09/01 - 7/20/01 ........................        143,000,000        142,997,470
   Credit Communal De Belgique, New York Branch, 7.075%, 5/03/01 .............................         35,000,000         35,001,660
   Den Danske Bank, New York Branch, 6.48%, 3/07/01 ..........................................         25,000,000         25,000,222
   Deutsche Bank AG, New York Branch, 6.61% - 6.655%, 1/29/01 - 3/02/01 ......................        100,000,000         99,989,716
   Dexia Bank, New York Branch, 6.81% - 7.105%, 1/10/01 - 7/20/01 ............................        100,000,000         99,996,568
   Dresdner Bank AG, New York Branch, 6.68% - 6.78%, 1/05/01 - 2/06/01 .......................         75,000,000         75,000,270
   Lloyds Bank Plc, New York Branch, 6.64%, 4/12/01 ..........................................         25,000,000         25,000,679
   Rabobank Nederland NV, New York Branch, 6.94%, 8/01/01 ....................................         25,000,000         24,998,625
   Royal Bank of Canada, New York Branch, 6.48% - 6.685%, 1/12/01 - 10/09/01 .................         95,000,000         95,003,770
   Societe Generale North America, New York Branch, 6.43%, 3/01/01 ...........................         50,000,000         50,000,000
   Toronto Dominion Bank, New York Branch, 6.505% - 7.16%, 1/31/01 - 6/08/01 .................        160,000,000        160,002,579
   UBS AG, Connecticut Branch, 6.20% - 7.08%, 6/22/01 - 12/11/01 .............................         75,000,000         74,986,555
   Westpac Banking Corp., New York Branch, 6.60% - 6.62%, 2/26/01 - 4/27/01 ..................        150,000,000        150,003,103
                                                                                                                      --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,532,993,553) .......................................                         1,532,993,553
                                                                                                                      --------------
(a)COMMERCIAL PAPER 48.8%
   Abbey National North America Corp., 6.50% - 6.53%, 1/08/01 - 2/02/01 ......................        150,100,000        149,620,787
   ABN AMRO North American Finance Inc., 6.57%, 2/05/01 ......................................         25,000,000         24,840,312
   American Express Credit Corp., 6.44%, 3/05/01 .............................................         25,000,000         24,718,250
   Asset Securitization Cooperative Corp., 144A, 6.52% - 6.55%, 1/18/01 - 2/16/01 ............        150,000,000        149,021,271
   Associates Corp. of North America, 6.53% - 6.625%, 1/11/01 - 2/01/01 ......................        125,000,000        124,763,757
   Bank of Nova Scotia, 6.49% - 6.515%, 1/22/01 - 2/13/01 ....................................         75,000,000         74,517,392
   Canadian Imperial Holdings Inc., 6.51% - 6.552%, 1/04/01 - 1/31/01 ........................         75,000,000         74,755,729
   Ciesco LP, 6.29% - 6.55%, 1/02/01 - 2/21/01 ...............................................        100,000,000         99,545,361
   Commonwealth Bank of Australia, 6.51%, 2/01/01 ............................................         25,000,000         24,859,854
   Delaware Funding Corp., 144A, 6.43% - 6.53%, 1/23/01 - 2/20/01 ............................         85,000,000         84,593,264
   Den Danske Corp., 6.35% - 6.53%, 2/06/01 - 3/12/01 ........................................         50,000,000         49,528,069
   Deutsche Bank Financial Inc., 6.35%, 3/05/01 ..............................................         25,000,000         24,722,187
   Gannett Co. Inc., 144A, 6.42% - 6.50%, 1/25/01 - 2/09/01 ..................................         85,000,000         84,446,208
   General Electric Capital Corp., 6.32% - 6.58%, 1/29/01 - 7/06/01 ..........................        150,000,000        148,146,806
   Halifax Plc, 6.52%, 1/04/01 - 1/09/01 .....................................................        100,000,000         99,900,389
   Lloyds Bank Plc., 6.35%, 4/30/01 ..........................................................         25,000,000         24,475,243
   Merrill Lynch & Co. Inc., 6.50% - 6.55%, 1/22/01 - 2/12/01 ................................        125,000,000        124,253,354
   Morgan Stanley Dean Witter & Co., 6.20% - 6.35%, 3/15/01 - 3/23/01 ........................        150,000,000        147,995,903
   Salomon Smith Barney Holdings Inc., 6.52%, 2/09/01 ........................................         25,000,000         24,823,417
   SBC Communications Inc., 144A, 6.53%, 1/03/01 .............................................          3,818,000          3,816,615
   Svenska Handelsbanken Inc., 6.52% - 6.60%, 1/03/01 - 1/26/01 ..............................        100,000,000         99,755,278

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED) (CONT.)



                                                                                                   PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                          AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Toyota Motor Credit Corp., 144A, 6.20%, 3/09/01 .......................................       $   25,000,000       $   24,711,528
   UBS Finance Delaware, LLC, 6.46%, 3/12/01 - 3/14/01 ...................................           75,000,000           74,044,460
                                                                                                                      --------------
   TOTAL COMMERCIAL PAPER (COST $1,761,855,434) ..........................................                             1,761,855,434
                                                                                                                      --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,444,848,987) ..................                             3,444,848,987
                                                                                                                      --------------
(b)REPURCHASE AGREEMENTS 3.8%
   Morgan Stanley & Co., 5.90%, 1/02/01 (Maturity Value $ 68,069,594) ....................           68,025,000           68,025,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 5.95%, 1/02/01 (Maturity Value $ 68,069,972) .............           68,025,000           68,025,000
    Collateralized by U.S. Treasury Notes
                                                                                                                      --------------
   TOTAL REPURCHASE AGREEMENTS (COST $136,050,000) .......................................                               136,050,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $3,580,898,987) 99.1% .........................................                             3,580,898,987
   OTHER ASSETS, LESS LIABILITIES .9% ....................................................                                32,986,742
                                                                                                                      --------------
   NET ASSETS 100.0% .....................................................................                            $3,613,885,729
                                                                                                                      ==============


(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b)  See note 1(b) regarding repurchase agreements.

14                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2000                     YEAR ENDED JUNE 30,
                                                                       -------------------------------------------------------------
                                                         (UNAUDITED)        2000      1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $1.00         $1.00       $1.00         $1.00        $1.00       $1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations -
 net investment income  ...........................           .032          .054        .049          .054         .052        .054
Less distributions from net investment income .....          (.032)        (.054)      (.049)        (.054)       (.052)      (.054)
                                                     -------------------------------------------------------------------------------
Net asset value, end of period  ...................          $1.00         $1.00       $1.00         $1.00        $1.00       $1.00
                                                     -------------------------------------------------------------------------------
Total return(a) ...................................           3.21%         5.48%       4.97%         5.53%        5.34%       5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)  ................       $190,379      $221,993    $258,458      $263,226     $285,629    $285,701
Ratios to average net assets:
 Expenses .........................................            .15%(b)       .15%        .15%          .15%         .15%        .15%
 Expenses excluding waiver and payments by
   affiliate ......................................            .16%(b)       .16%        .15%          .16%         .16%        .17%
 Net investment income ............................           6.35%(b)      5.36%       4.84%         5.40%        5.20%       5.45%

(a)  Total return is not annualized for periods less than one year.

(b)  Annualized

                       See notes to financial statements.                     15

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)



                                                                                                         PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                    AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 26.2%
   U.S. Treasury Notes, 5.25%, 1/31/01 .............................................................    $  5,000,000    $  4,995,047
   U.S. Treasury Notes, 5.375%, 2/15/01 ............................................................      15,000,000      14,981,518
   U.S. Treasury Notes, 7.75%, 2/15/01 .............................................................       5,000,000       5,007,851
   U.S. Treasury Notes, 6.25%, 4/30/01 .............................................................       5,000,000       4,989,991
   U.S. Treasury Notes, 5.25%, 5/31/01 .............................................................       5,000,000       4,976,702
   U.S. Treasury Notes, 6.50%, 5/31/01 .............................................................      15,000,000      15,008,379
                                                                                                                        ------------
   TOTAL GOVERNMENT SECURITIES (COST $49,959,488) ..................................................                      49,959,488
                                                                                                                        ------------
(b)Repurchase Agreements 73.4%
   Barclays Capital Inc., 6.00%, 1/02/01 (Maturity Value $8,755,833) ...............................       8,750,000       8,750,000
    Collateralized by U.S. Treasury Bonds
   Bear, Stearns & Co. Inc., 5.80%, 1/02/01 (Maturity Value $8,755,639) ............................       8,750,000       8,750,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC, 5.75%, 1/02/01 (Maturity Value $8,755,590) ........       8,750,000       8,750,000
    Collateralized by U.S. Treasury Notes
   Goldman, Sachs & Co., 5.95%, 1/02/01 (Maturity Value $8,755,785) ................................       8,750,000       8,750,000
    Collateralized by U.S. Treasury Bonds
   Greenwich Capital Markets Inc., 5.95%, 1/02/01 (Maturity Value $8,755,785) ......................       8,750,000       8,750,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 5.85%, 1/02/01 (Maturity Value $30,469,793) ........................      30,450,000      30,450,000
    Collateralized by U.S. Treasury Notes
   Merrill Lynch Government Securities Inc., 5.75%, 1/02/01 (Maturity Value $8,755,590) ............       8,750,000       8,750,000
    Collateralized by U.S. Treasury Bonds
   Morgan Stanley & Co. Inc., 5.90%, 1/02/01 (Maturity Value $30,469,962) ..........................      30,450,000      30,450,000
    Collateralized by U.S. Treasury Notes
   Nesbitt Burns Securities, Inc., 6.00%, 1/02/01 (Maturity Value $8,755,833) ......................       8,750,000       8,750,000
    Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 6.00%, 1/02/01 (Maturity Value $8,755,833) ...........................       8,750,000       8,750,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 5.95%, 1/02/01 (Maturity Value $8,755,785) .....................................       8,750,000       8,750,000
    Collateralized by U.S. Treasury Notes
                                                                                                                        ------------
   TOTAL REPURCHASE AGREEMENTS (COST $139,650,000) .................................................                     139,650,000
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $189,609,488) 99.6% .....................................................                     189,609,488
   OTHER ASSETS, LESS LIABILITIES .4% ..............................................................                         769,457
                                                                                                                        ------------
   NET ASSETS 100.0% ...............................................................................                    $190,378,945
                                                                                                                        ============



(b)  See note 1(b) regarding repurchase agreements.


16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)


                                                                      THE U.S.
                                                                     GOVERNMENT
                                                       THE           SECURITIES
                                                   MONEY MARKET     MONEY MARKET
                                                    PORTFOLIO        PORTFOLIO
                                                  ------------------------------
Assets:
 Investments in securities, at value and cost ..  $3,444,848,987  $   49,959,488
 Repurchase agreements, at value and cost ......     136,050,000     139,650,000
 Cash ..........................................           1,527           6,734
 Interest receivable ...........................      33,482,715         791,635
                                                  ------------------------------
      Total assets .............................   3,614,383,229     190,407,857
                                                  ------------------------------
Liabilities:
 Payables:
  Affiliates ...................................         438,008          22,781
  Professional fees ............................          36,615           4,934
 Other liabilities .............................          22,877           1,197
                                                  ------------------------------
      Total liabilities ........................         497,500          28,912
                                                  ------------------------------
Net assets, at value ...........................  $3,613,885,729  $  190,378,945
                                                  ==============================
Shares outstanding .............................   3,613,885,729     190,378,945
                                                  ==============================
Net asset value per share ......................  $         1.00  $         1.00
                                                  ==============================

                       See notes to financial statements.                     17

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)


                                                                                                                         THE U.S.
                                                                                                                         GOVERNMENT
                                                                                                THE                      SECURITIES
                                                                                            MONEY MARKET                MONEY MARKET
                                                                                              PORTFOLIO                  PORTFOLIO
                                                                                            ----------------------------------------
Investment income:
 Interest ......................................................................            $ 138,316,626             $   6,680,150
                                                                                            ----------------------------------------
Expenses:
 Management fees (Note 3) ......................................................                3,167,717                   156,647
 Transfer agent fees (Note 3) ..................................................                   11,702                       830
 Custodian fees ................................................................                   18,318                     1,040
 Reports to shareholders .......................................................                    7,911                       126
 Professional fees (Notes 3) ...................................................                   48,827                     6,474
 Trustees' fees and expenses ...................................................                    3,665                       188
 Other .........................................................................                   29,305                     1,335
                                                                                            ----------------------------------------
      Total expenses ...........................................................                3,287,445                   166,640
      Expenses waived/paid by affiliate (Note 3) ...............................                 (167,817)                  (11,124)
                                                                                            ----------------------------------------
       Net expenses ............................................................                3,119,628                   155,516
                                                                                            ----------------------------------------
        Net investment income ..................................................              135,196,998                 6,524,634
                                                                                            ----------------------------------------
Net realized loss from investments .............................................                   (5,085)                       --
                                                                                            ========================================
Net increase in net assets resulting from operations ...........................            $ 135,191,913             $   6,524,634
                                                                                            ========================================


18                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2000

                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                         THE MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                        SIX MONTHS              YEAR                SIX MONTHS          YEAR
                                                           ENDED                ENDED                  ENDED            ENDED
                                                      DECEMBER 31, 2000      JUNE 30, 2000       DECEMBER 31, 2000    JUNE 30, 2000
                                                     ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................   $   135,196,998       $   200,859,294       $     6,524,634    $    13,297,924
  Net realized loss from investments .............            (5,085)               (9,285)                   --                 --
                                                     ------------------------------------------------------------------------------
      Net increase in net assets resulting
       from operations ...........................       135,191,913           200,850,009             6,524,634         13,297,924
 Distributions to shareholders from net
  investment income ..............................      (135,191,913)(a)      (200,850,009)(b)        (6,524,634)       (13,297,924)
 Capital share transactions (Note 2) .............      (500,157,311)          441,639,255           (31,614,000)       (36,465,436)
                                                     ------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......      (500,157,311)          441,639,255           (31,614,000)       (36,465,436)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period ............................     4,114,043,040         3,672,403,785           221,992,945        258,458,381
                                                     ------------------------------------------------------------------------------
  End of period ..................................   $ 3,613,885,729       $ 4,114,043,040       $   190,378,945    $   221,992,945
                                                     ==============================================================================


(a) Distributions were decreased by a net realized loss from investments of $5,085.
(b) Distributions were decreased by a net realized loss from investments of $9,285.

                       See notes to financial statements.                     19

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on December 29, 2000.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. accounting ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                                          THE
                                                                                            THE                     U.S. GOVERNMENT
                                                                                        MONEY MARKET               SECURITIES MONEY
                                                                                         PORTFOLIO                 MARKET PORTFOLIO
                                                                                      ----------------------------------------------
Six months ended December 31, 2000
 Shares sold .............................................................            $ 18,559,277,216             $    452,752,603
 Shares issued in reinvestment of distributions ..........................                 135,765,117                    6,524,469
 Shares redeemed .........................................................             (19,195,199,644)                (490,891,072)
                                                                                      ----------------------------------------------
 Net decrease ............................................................            $   (500,157,311)            $    (31,614,000)
                                                                                      ==============================================
Year ended June 30, 2000
 Shares sold .............................................................            $ 38,813,462,724             $  1,220,241,486
 Shares issued in reinvestment of distributions ..........................                 200,275,366                   13,291,931
 Shares redeemed .........................................................             (38,572,098,835)              (1,269,998,853)
                                                                                      ----------------------------------------------
 Net increase (decrease) .................................................            $    441,639,255             $    (36,465,436)
                                                                                      ==============================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

Included in professional fees are legal fees of $9,494 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At December 31, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                                     PERCENTAGE OF
                                                                                                   SHARES         OUTSTANDING SHARES
                                                                                                ------------------------------------
Franklin Money Fund .......................................................................     2,488,699,805             68.86%
Institutional Fiduciary Trust - Money Market Portfolio ....................................       938,737,508             25.98%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...............................       120,615,245              3.34%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund .......................        65,833,171              1.82%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                     PERCENTAGE OF
                                                                                                       SHARES     OUTSTANDING SHARES
                                                                                                     -------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio ....       54,157,670         28.45%
Franklin Federal Money Fund ...................................................................      136,221,275         71.55%

4. INCOME TAXES

At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.

                       This page intentionally left blank.

                       This page intentionally left blank.